Employee Benefit Plan (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Contributions for employee benefits	¥ 112.9	¥ 198.6	¥ 168.5